Group plc statement of changes in equity - GBP (£)		Total		Share Capital [Member] [2]	Share Premium [Member] [3]	Other Reserves [Member] [4]	Retained Earnings (Loss) [Member]		British Telecommunications plc [Member]		British Telecommunications plc [Member] Share Capital [Member] [6]	British Telecommunications plc [Member] Share Premium [Member] [7]	British Telecommunications plc [Member] Other Reserves [Member] [8]	British Telecommunications plc [Member] Retained Earnings (Loss) [Member]
Beginning balance at Mar. 31, 2015		£ 19,277,000,000	[1]	£ 2,172,000,000	£ 8,000,000,000	£ 1,209,000,000	£ 7,896,000,000	[1]
Statements [Line Items]
Profit for the year	[1]	2,733,000,000					2,733,000,000
Share-based payments	[1]	58,000,000					58,000,000
Tax on share-based payments	[1]	12,000,000					12,000,000
Dividends to parent company		(1,450,000,000)	[1]				(1,450,000,000)	[1]	£ (1,450,000,000)
Ending balance at Mar. 31, 2016		21,325,000,000	[1]	2,172,000,000	8,000,000,000	1,392,000,000	9,761,000,000	[1]	17,760,000,000	[5]	£ 2,172,000,000	£ 8,000,000,000	£ 900,000,000	£ 6,688,000,000	[5]
Statements [Line Items]
Profit for the year		2,066,000,000	[1]				2,066,000,000	[1]	1,351,000,000	[5],[9]				1,351,000,000	[5],[9]
Actuarial gain (loss)	[5]								(2,659,000,000)					(2,659,000,000)
Tax on actuarial loss	[5]								419,000,000					419,000,000
Share-based payments		57,000,000	[1]				57,000,000	[1]	44,000,000	[5]				44,000,000	[5]
Tax on share-based payments		(6,000,000)	[1]				(6,000,000)	[1]	(6,000,000)	[5]				(6,000,000)	[5]
Tax on items taken directly to equity									6,000,000	[5]			6,000,000
Increase (decrease) in fair value of cash flow hedges									790,000,000	[5]			790,000,000
Dividends to parent company		(2,350,000,000)	[1]				(2,350,000,000)	[1]	(2,350,000,000)	[5]				(2,350,000,000)	[5]
Transferred to the income statement									(839,000,000)	[5]			(839,000,000)
Other	[5]								(9,000,000)					(9,000,000)
Ending balance at Mar. 31, 2017		18,926,000,000	[1]	2,172,000,000	8,000,000,000	1,591,000,000	7,163,000,000	[1]	14,507,000,000	[5],[10]	2,172,000,000	8,000,000,000	857,000,000	3,478,000,000	[5]
Statements [Line Items]
Profit for the year		2,184,000,000	[1]				2,184,000,000	[1]	2,057,000,000	[5],[9]				2,057,000,000	[5],[9]
Actuarial gain (loss)	[5]								1,666,000,000					1,666,000,000
Tax on actuarial loss	[5]								(282,000,000)					(282,000,000)
Share-based payments		84,000,000	[1]				84,000,000	[1]	71,000,000	[5]				71,000,000	[5]
Tax on share-based payments		(2,000,000)	[1]				(2,000,000)	[1]	(1,000,000)	[5]				(1,000,000)	[5]
Tax on items taken directly to equity									12,000,000	[5]			12,000,000
Increase (decrease) in fair value of cash flow hedges									(360,000,000)	[5]			(360,000,000)
Dividends to parent company									0
Transferred to the income statement									277,000,000	[5]			277,000,000
Other	[5]								(1,000,000)					(1,000,000)
Ending balance at Mar. 31, 2018		£ 22,347,000,000	[1],[11]	£ 2,172,000,000	£ 8,000,000,000	£ 1,241,000,000	£ 10,934,000,000	[1]	£ 17,946,000,000	[5]	£ 2,172,000,000	£ 8,000,000,000	703,000,000	7,071,000,000	[5]
Statements [Line Items]
Transfer to realised profit													£ (83,000,000)	£ 83,000,000	[5]

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements.
[2]	The allotted, called up, and fully paid ordinary share capital of the company at 31 March 2018 was £2,172m comprising 8,689,755,905 ordinary shares of 25p each.
[3]	The share premium account, comprising the premium on allotment of shares, is not available for distribution.
[4]	For further analysis of other reserves, see note 26.
[5]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the company financial statements
[6]	The allotted, called up and fully paid ordinary share capital of the company at 31 March 2018 and 31 March 2017 was £2,172m representing 8,689,755,905 ordinary shares of 25p each
[7]	The share premium account, representing the premium on allotment of shares, and the capital redemption reserve are not available for distribution.
[8]	A breakdown of other reserves is provided in note 14.
[9]	As permitted by Section 408(3) of the Companies Act 2006, no income statement of the company is presented. The company’s profit for the financial year including dividends received from subsidiary undertakings was £2,057m (2016/17: £1,351m) before dividends paid of £nil (2016/17: £2,350m)
[10]	2017 restated, see note 1 for further information
[11]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements